Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Combination Disclosure [Text Block]
4.	Acquisitions

2020
acquisitions:
On
May 29, 2020,
the Company acquired controlling interests in
four
subsidiaries of Dougherty Financial Group LLC – Dougherty Mortgage LLC, Dougherty & Company LLC, Dougherty Funding LLC and Dougherty Insurance Agency LLC. Headquartered in Minneapolis, Dougherty operates across
21
states in the U.S. Dougherty's mortgage banking operations have been renamed as “Colliers Mortgage” while all brokerage, investment banking, capital markets and public finance services were renamed “Colliers Securities” which operates as a broker-dealer and is licensed under the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority.

Colliers Mortgage is licensed as a U.S. Department of Housing and Urban Development (“HUD”) title II non-supervised mortgagee, a Government National Mortgage Association (“Ginnie Mae”) issuer, and a Federal National Mortgage Association (“Fannie Mae”) approved Delegated Underwriting and Servicing Program (“DUS”) lender for multifamily affordable and market rate housing and senior housing mortgage loans. Colliers Mortgage is also an approved lender in the United States Department of Agriculture (“USDA”) Community Facilities Guaranteed Loan Program. Ginnie Mae and Fannie Mae together are referred to as government sponsored enterprises (“GSEs”).

On
July 13, 2020,
the Company acquired a controlling interest in Maser Consulting P.A. (“Maser”), headquartered in New Jersey. Maser operates in the Americas segment across
13
U.S. states. Maser is a leading multi-disciplinary engineering design and consulting firm in the U.S.

During the year ended
December 31, 2020
the Company acquired controlling interests in
two
Colliers International affiliates operating in the Americas segment (Austin, Texas and Nashville, Tennessee).

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

	Colliers			Aggregate
	Mortgage	Maser	Other	Acquisitions

Current assets, excluding cash	$46,510	$57,533	$2,800	$106,843
Warehouse receivables	31,282	-	-	31,282
Non-current assets	9,021	37,516	3,449	49,986
Current liabilities	(55,881)	(32,582)	(3,156)	(91,619)
Warehouse credit facilities	(25,850)	-	-	(25,850)
Long-term liabilities	(6,266)	(54,739)	(2,951)	(63,956)
	$(1,184)	$7,728	$142	$6,686

Cash consideration, net of cash acquired of $50,331	$(134,204)	$(59,355)	$(12,049)	$(205,608)
Acquisition date fair value of contingent consideration	(9,250)	(12,204)	(2,263)	(23,717)
Total purchase consideration	$(143,454)	$(71,559)	$(14,312)	$(229,325)

Acquired intangible assets(note 11)
Indefinite life	$29,200	$-	$-	$29,200
Finite life	$105,150	$51,100	$11,430	$167,680
Goodwill	$53,530	$56,838	$7,616	$117,984
Redeemable non-controlling interest	$43,242	$44,107	$4,876	$92,225

Indefinite life intangible assets consist mainly of the mortgage licenses acquired, and the fair value of these licenses are determined using revenue growth rates, attrition rates and applicable discount rates.

The MSR intangible asset acquired with Colliers Mortgage had a fair value of
$99,900
at the acquisition date and had a weighted average useful life of
8.15
years. The key assumptions used in measuring the fair value of the MSR intangible assets at acquisition date included a discount rate of
11.20%
and a conditional prepayment rate of
6.30%.

2019
acquisitions:
The Company acquired controlling interests in
four
businesses,
two
operating in the Americas (Virginia; North Carolina),
one
operating in EMEA (Sweden), and
one
operating in Asia Pacific (India).

The acquisition date fair value of consideration transferred and purchase price allocation was as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$29,720
Non-current assets	7,989
Current liabilities	(18,616)
Long-term liabilities	(11,913)
$7,180

Cash consideration, net of cash acquired of $4,765	$(80,576)
Acquisition date fair value of contingent consideration	-
Total purchase consideration	$(80,576)

Acquired intangible assets	$42,226
Goodwill	$58,221
Redeemable non-controlling interest	$27,051

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended
December 31, 2020,
goodwill in the amount of
$61,146
is deductible for income tax purposes (
2019
-
$12,816
).

The Company typically structures its business acquisitions to include contingent consideration. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
five
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not
achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at
December 31, 2020
was
$115,643
(
December 31, 2019 -
$84,992
). See note
25
for discussion on the fair value of contingent consideration. Contingent consideration with a compensatory element is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at
December 31, 2020
was
$17,646
(
December 31, 2019 -
$23,014
). The estimated range of outcomes (undiscounted) for all contingent consideration arrangements, including those with an element of compensation is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$184,660
to a maximum of
$208,610.
These contingencies will expire during the period extending to
December 2024.

The consideration for the acquisitions during the year ended
December 31, 2020
was financed from borrowings on the Revolving Credit Facility and cash on hand. During the year ended
December 31, 2020,
$29,405
was paid with reference to contingent consideration (
2019
-
$23,962
).

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company's consolidated results for the year ended
December 31, 2020,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been
January 1, 2019,
are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2020	$194,977	$24,449
Supplemental pro forma for 2020 (unaudited)	2,927,994	104,662
Supplemental pro forma for 2019 (unaudited)	3,378,981	163,942

Supplemental pro forma results were adjusted for non-recurring items.